UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
           --------------------------------------------------
Address:   7 Clifford Street
           --------------------------------------------------
           London W1S 2FT
           --------------------------------------------------
           United Kingdom
           --------------------------------------------------

Form 13F File Number:      028-11900
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
           --------------------------------------------------
Title:     Head of Compliance
           --------------------------------------------------
Phone:     +44 20 7440 2330
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Angus Milne          London, United Kingdom   February 14, 2012
       ------------------------   ----------------------   -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              6
                                               -------------

Form 13F Information Table Value Total:           $1,426,728
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/    Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt    Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- ---------   --- ---- ---------- -------- --------- --------- -------
DISNEY WALT CO                COM DISNEY     254687106  358,237   7,194,949  SH   -      SOLE      N/A   7,194,949         -     -
MCGRAW HILL COS INC           COM            580645109   22,708     415,363  SH   -      SOLE      N/A     415,363         -     -
MONDELEZ INTL INC             CL A           609207105    3,054     120,000  SH   -      SOLE      N/A     120,000         -     -
MOODYS CORP                   COM            615369105  134,877   2,680,391  SH   -      SOLE      N/A   2,680,391         -     -
NEWS CORP                     CL A           65248E104  876,230  34,348,479  SH   -      SOLE      N/A  34,348,479         -     -
UNION PAC CORP                COM            907818108   31,622     251,528  SH   -      SOLE      N/A     251,528         -     -
